RELATED PARTY TRANSACTIONS - SUMMARY OF TRANSACTION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Related Party Transactions [Abstract]
Affiliate	$ 63,785	$ 58,355	$ 124,649	$ 114,557
Operating and maintenance expenses	1,674	1,661	3,348	3,279
General and administrative expenses	$ 1,737	$ 1,630	$ 3,437	$ 3,284